Other investments (Details 2) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Other investments
Impairments and downward adjustments	SFr (30)			SFr (30)
Impairments and downward adjustments, Annual Amount				(5)	SFr (3)
Upward adjustments	137			137
Upward adjustments, Annual Amount				0	137
Other Revenue, Other Investments	131	SFr 199	SFr 223	330	451
Bank
Other investments
Impairments and downward adjustments	(30)			(30)
Impairments and downward adjustments, Annual Amount				(5)	(3)
Upward adjustments	SFr 137			137
Upward adjustments, Annual Amount				0	137
Other Revenue, Other Investments				SFr 332	SFr 451